Average Annual Total Returns - Class K - BlackRock LifePath Dynamic 2045 Fund - Class K Shares	Apr. 30, 2021
Average Annual Return:
1 Year	14.54%
5 Years	12.14%
10 Years	9.51%
After Taxes on Distributions
Average Annual Return:
1 Year	13.43%
5 Years	10.05%
10 Years	7.92%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.64%
5 Years	8.86%
10 Years	7.18%